Accrued Liabilities (Details) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Accrued Liabilities
Compensation and related expense	$ 208	$ 335
Legal fees and settlement	7	168
Clinical expense	329	187
Accrued inventory charges and expenses		4,978
License fees	1,799	862
Lease payable	142	139
Investor proceeds held in escrow	300
Other liabilities	25
Total accrued liabilities	$ 2,810	$ 6,669